OPPENHEIMER HIGH YIELD FUND
                 Supplement dated October 1, 1996 to the
                    Prospectus dated October 1, 1996

The Prospectus is amended as follows:

     Appendix C (appearing on pages C-1 and C-2) is hereby deleted.








October 1, 1996                                          PSO280.009